Other liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure1 [Abstract]
Suppliers	$ 4,808	$ 3,256
Lease liabilities	3,014	2,243
Dividends payable	2,040	2,085
Other current liabilities	203	68
Other current liabilities	10,065	7,652
Lease liabilities	12,822	13,851
Other non-current liabilities	202	283
Other non-current liabilities	$ 13,024	$ 14,134